UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6177

        Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	May 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.1% (3.9% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 675	4.250%, 6/01/21	6/15 at 100.00	BBB	$623,126
3,500	5.250%, 6/01/45	6/15 at 100.00	BBB	2,808,645
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	1,745,480
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	4,012,794
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	2,954,910
	Bonds, Series 2005A-1, 5.375%, 6/01/38

16,415	Total Consumer Staples			12,144,955

	Education and Civic Organizations – 14.4% (9.2% of Total Investments)
575	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 1996,	10/08 at 100.00	AAA	578,715
	5.125%, 10/01/26 – CONNIE LEE Insured
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	2,638,950
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	2,069,360
	5.000%, 10/01/27 – MBIA Insured
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	166,515
	2005A, 5.000%, 10/01/35
930	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	969,981
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	123,532
160	5.000%, 11/01/25	11/15 at 100.00	A2	161,971
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	10/08 at 101.00	A1	6,062,520
	Projects, Series 1997C, 5.400%, 10/01/22
1,399	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	1,399,280
	Trust 1065, 14.320%, 3/01/33 (IF)
2,500	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	AAA	2,520,450
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
4,270	5.125%, 5/15/16 – AMBAC Insured	5/13 at 100.00	AAA	4,561,001
3,000	5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	AAA	3,204,450
1,060	5.000%, 5/15/24 – AMBAC Insured	5/13 at 100.00	AAA	1,096,867
3,000	5.000%, 5/15/33 – AMBAC Insured	5/13 at 100.00	AAA	3,051,270

28,184	Total Education and Civic Organizations			28,604,862

	Health Care – 11.7% (7.5% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,061,650
	Series 2004G, 5.250%, 7/01/23
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
390	5.000%, 4/01/37	4/16 at 100.00	A+	375,289
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,311,527
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	7,750,014
	5.250%, 11/15/46 (UB)
1,750	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,566,583
	of Central California, Series 2007, 5.250%, 2/01/46
5,515	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	5,262,744
	Series 2006, 5.000%, 3/01/41
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,845,318
	Series 2001C, 5.250%, 8/01/31
948	California Statewide Community Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,055,875
	System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)

23,563	Total Health Care			23,229,000

	Housing/Single Family – 1.5% (0.9% of Total Investments)
455	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	462,999
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,420	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	Aa2	2,460,511
	(Alternative Minimum Tax)

2,875	Total Housing/Single Family			2,923,510

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,140,888
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 3.5% (2.2% of Total Investments)
4,750	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,556,913
	Project, Series 2007, 5.375%, 12/01/37
2,400	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,429,664
	Group, Series 1999, 5.375%, 4/01/17

7,150	Total Long-Term Care			6,986,577

	Tax Obligation/General – 12.0% (7.6% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,096
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/20	8/13 at 100.00	A+	2,104,060
1,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/21	2/14 at 100.00	A+	1,029,200
2,250	Fontana Unified School District, San Bernardino County, California, General Obligation	5/09 at 102.00	A+	2,355,615
	Refunding Bonds, Series 1997D, 5.800%, 5/01/17 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/21	9/11 at 100.00	AA	10,527,488
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	3,479,775
	MBIA Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	21,706
	5.250%, 8/01/21 – MBIA Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	355,664
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	3,864,000
	Series 2003E, 5.250%, 7/01/24 – FSA Insured

22,430	Total Tax Obligation/General			23,742,604

	Tax Obligation/Limited – 41.8% (26.7% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,219,180
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	3,068,130
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
2,350	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,549,703
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	Baa3	428,311
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	9/11 at 101.00	AAA	1,663,617
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
840	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AA	751,615
	Revenue Bonds, Series 2005A, Trust Series 1500, 11.130%, 6/01/45 – AMBAC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A, Trust 2215-1:
1,175	14.290%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A	1,012,286
825	14.290%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A	619,641
7,935	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Aaa	7,656,561
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,787,753
	Series 2006, 5.000%, 9/01/26 – XLCA Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	A–	3,696,000
	5.000%, 9/01/35 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	184,002
470	5.125%, 9/01/36	9/16 at 100.00	N/R	414,601
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	768,768
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	Baa3	9,665,700
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	9/11 at 101.00	AAA	4,295,985
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – MBIA Insured
3,890	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,001,876
	Series 2001, 5.000%, 8/01/21 – AMBAC Insured
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	4,611,384
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/08 at 100.00	N/R	1,688,926
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	1,477,620
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	8/13 at 100.00	AAA	1,032,500
	1, Series 2003, 5.000%, 8/01/23 – MBIA Insured
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	368,879
	2005A, 5.000%, 9/01/35 – XLCA Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A–	1,987,700
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	466,872
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	4,293,760
	5.400%, 11/01/20 – AMBAC Insured
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,107,120
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	3,668,835
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	Aa3	6,014,760
	5.000%, 2/01/38 – AMBAC Insured (UB)
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	AAA	2,944,143
	Series 2003, 5.000%, 6/01/23 – MBIA Insured
5,250	Santa Cruz County Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	9/10 at 102.00	AAA	5,406,240
	Live Oak and Soquel Community Improvement Projects, Series 2000, 5.250%, 9/01/25 –
	AMBAC Insured
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	1,269,500
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

81,725	Total Tax Obligation/Limited			83,121,968

	Transportation – 28.0% (17.9% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	10/09 at 101.00	AAA	13,106,340
	1999A, 5.000%, 10/01/29 – MBIA Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,139,613
	2006, 5.000%, 4/01/31 (UB)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,986,565
	Bonds, Series 1999, 0.000%, 1/15/29
9,980	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.500%, 5/15/25 (Alternative	5/10 at 101.00	AA	10,142,674
	Minimum Tax)
9,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A+	9,061,110
	(Alternative Minimum Tax)
15,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	15,289,500
	Airport, Second Series 2000, Issue 24A, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)

55,560	Total Transportation			55,725,802

	U.S. Guaranteed – 22.7% (14.5% of Total Investments) (4)
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	6,555,900
	5/01/18 (Pre-refunded 5/01/12)
30	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	Aa2 (4)	32,822
	Series 2001W, 5.500%, 12/01/16 (Pre-refunded 12/01/11)
2,070	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	2,235,455
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
2,110	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	10/08 at 101.00	AAA	2,150,048
	Series 1998B, 5.250%, 10/01/12 (ETM)
3,145	California, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,505,983
5,300	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	5,673,703
	(Pre-refunded 3/01/10) – MBIA Insured
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	N/R (4)	2,309,220
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
2,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	2,469,083
	Asset-Backed Bonds, Series 2003B, 5.625%, 6/01/33 (Pre-refunded 6/01/13)
1,935	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	1/09 at 100.00	BBB (4)	1,945,430
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second
	Senior Lien Sales Tax Revenue Bonds, Series 2000A:
8,005	5.250%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA (4)	8,568,792
1,500	5.250%, 7/01/30 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AA (4)	1,605,645
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,558,560
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,304,440
	7/01/36 (Pre-refunded 7/01/12)
1,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	1,095,690
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)

41,630	Total U.S. Guaranteed			45,010,771

	Utilities – 5.8% (3.7% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,186,055
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	5,254,450
	2001A-1, 5.250%, 7/01/20 – FSA Insured
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	A–	740,829
	9/01/31 – XLCA Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%,	1/13 at 100.00	AAA	3,398,331
	1/01/16 – MBIA Insured

11,200	Total Utilities			11,579,665

	Water and Sewer – 7.0% (4.5% of Total Investments)
3,300	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,562,581
	Series 2001W, 5.500%, 12/01/16
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	525,678
	5.000%, 4/01/36 – MBIA Insured
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	1,635,000
	5.250%, 7/01/19 – MBIA Insured
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%,	6/13 at 100.00	A+	3,188,001
	6/01/17 – FGIC Insured
1,310	San Elijo Joint Powers Authority, San Diego County, California, Revenue Refunding Bonds, San	3/12 at 101.00	AAA	1,396,892
	Elijo Wastewater Facilities, Series 2003, 5.000%, 3/01/17 – FSA Insured
3,430	Westlands Water District, California, Revenue Certificates of Participation, Series 2002,	9/12 at 101.00	AAA	3,621,874
	5.250%, 9/01/22 – MBIA Insured

13,075	Total Water and Sewer			13,930,026

$ 305,057	Total Long-Term Investments (cost $302,516,077) – 155.1%			308,140,628

	Short-Term Investments – 1.5% (1.0% of Total Investments)
1,000	Pasadena, California, Certificates of Participation, City Hall and Park Improvement Projects,		VMIG-1	1,000,000
	Variable Rate Demand Obligations, Series 2003, 2.750%, 2/01/33 (5)
2,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community		AA	2,000,000
	Development Project, Auction Rate Securities, Variable Rate Demand Obligations, Series
	2006A, 3.850%, 9/01/36 – AMBAC Insured (5)

$ 3,000	Total Short-Term Investments (cost $3,000,000)			3,000,000

	Total Investments (cost $305,516,077) – 156.6%			311,140,628

	Floating Rate Obligations – (5.4)%			(10,730,000)

	Other Assets Less Liabilities – 5.2%			10,277,377

	Preferred Shares, at Liquidation Value – (56.4)% (6)			(112,000,000)

	Net Assets Applicable to Common Shares – 100%			$198,688,005

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.0)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $294,835,402.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$10,495,297
Depreciation	(4,920,044)

Net unrealized appreciation (depreciation) of investments	$ 5,575,253

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 29, 2008